Significant acquisition and disposition - Summary of the Estimated Fair Value of the Assets Acquired and Liabilities Assumed as at the Acquisition Date (Parenthetical) (Detail) - CAD ($) $ in Millions	Mar. 28, 2024	Oct. 31, 2024
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Estimate of contractual cash flows not expected to be collected	$ 575
Secured borrowing liability	$ 1,700
Estimated useful lives of intangible assets	7 years
Mutual fund management contracts with indefinite useful lives	$ 259	$ 259
Financial instruments purchased or originated credit-impaired [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Purchased credit impaired loan	135
Loans [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Gross contractual value	75,752
Canadian residential mortgages sold with recourse to a mutual fund [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	1,700
Other intangible assets [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Intangible assets	1,972
Customer-related intangible assets [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Intangible assets	$ 111